September 5, 2006

VIA EDGAR


Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

ATTN:             Office of Filings, Information and Consumer Services

RE:               Comstock Funds, Inc. (the "Company")
                  File Nos. 33-40771 and 811-05502

Dear Staff Member:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-referenced Company does not differ from that contained in Post-Effective Amendment No. 25 (the "Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on August 28, 2006 (Accession # 0000935069-06-002323).

         If you have any questions, concerning this filing, you may contact the undersigned at (617) 338-4919.

                                                       Very truly yours,


                                                       /s/ Sean McLaughlin
                                                       Sean McLaughlin
                                                       Regulatory Administration

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom LLP
         D. James
         L. Dowd